EMPLOYEE BENEFIT PLANS, Benefit Obligation, Plan Assets, and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 322	$ 314
Service cost	8	8	8
Interest cost	19	19	18
Plan participants' contributions	0	0
Actuarial (gain) loss	24	(3)
Benefits paid	(18)	(17)
Amendments	0	1
Benefit obligation at end of year	355	322	314
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	260	244
Actual return on plan assets	37	33
Employer contributions	6	0
Benefits paid	(18)	(17)
Fair value of plan assets at end of year	285	260	244
Funded Status and Recognized Liability	(70)	(62)
Accumulated benefit obligation [Abstract]
Accumulated benefit obligation	326	297
Other Post-retirement Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	54	52
Service cost	1	1	1
Interest cost	3	3	3
Plan participants' contributions	3	2
Actuarial (gain) loss	10	1
Benefits paid	(6)	(5)
Amendments	0	0
Benefit obligation at end of year	65	54	52
Change in Plan Assets [Roll Forward]
Benefits paid	(6)	(5)
Funded Status and Recognized Liability	(65)	(54)
Non-qualified Benefit Plans [Member]
Change in Plan Assets [Roll Forward]
Funded Status and Recognized Liability	$ 19